Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
January Note	$5,700	$—
February Note 1st Tranche	5,583	—
February Note 2nd Tranche	5,425	—
Secured Notes	5,767	5,666
Total	$22,475	$5,666
Debt – current portion	16,913	5,666
Long-term debt – less current portion	$5,562	$—

Debt consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Secured notes	$5,666	$33,516
Deferred financing costs	—	(384)
Total	$5,666	$33,132
Debt – current portion	5,666	21,191
Long-term debt – less current portion	$—	$11,941

Schedule of Future Minimum Aggregate Payments

The future minimum aggregate payments for the above borrowings are equal to the quarterly payments made using the Repayment Price, are as follows as of June 30, 2025:

(In thousands)
Remainder of 2025	$17,613
2026	6,122
Total	$23,735
Less: Amount of debt discount to be amortized subsequent to June 30, 2025	(231)
Less: Amount of interest to be accrued subsequent to June 30, 2025	(1,029)
Debt as of June 30, 2025	$22,475

The future minimum aggregate payments for the above borrowings are equal to the expected payments made following the Exchange, beginning are as follows as of December 31, 2024:

(In thousands)
2025	$5,993
2026	—
$5,993